SCHEDULE OF NON-CASH FINANCE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accretion of consideration payable (Note 10)		$ 1,578
Accretion of decommissioning provision (Note 13)	2,147	1,895
Accretion of Trafigura Loan Facility (Note 11(b))		547
Accretion of COMIBOL initial investment CAPEX receivable (Note 6(a))	(1,056)	(2,924)
Finance charges on leases	603	189
Loss on change in fair value of consideration payable (Note 10)	15,460	13,472
Loss on remeasurement of cash flows related to CAPEX receivable (Note 6(a))	2,927	1,868
Interest expense, carrying and finance charges (Note 11)	2,128	1,488
Non-cash finance costs	$ 22,209	$ 18,113